Inventories (Schedule of Presentation of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Current assets	$ 58,759	$ 39,736
Long-term assets (A)	5,150	4,416
Total inventories	$ 63,909	$ 44,152